Prepaid Expenses and Other Current and Non-Current Assets, Net (Tables)	12 Months Ended
Mar. 31, 2026
Prepaid Expenses and Other Current and Non-Current Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consists of the following

	As of March 31,
	2025	2026
	USD	USD
Other Receivables, net	307,663	722,921
Deposit	187,787	271,805
Prepayment*	1,710,712	303,207
	2,206,162	1,297,933

Non-Current Portion	178,786	221,243
Current Portion	2,027,376	1,076,690
	2,206,162	1,297,933

*	As of March 31, 2025, the balance was mainly due to the prepaid for the consulting fees and deferred cost for share-based compensation, which were subsequently utilized in the amounts of USD 135,608 and USD 1,241,651, respectively.